Note 4. Investment in Affiliate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Dec. 08, 2015	Dec. 07, 2015	Oct. 16, 2015	Jan. 02, 2010
Gain on sale of investment in unconsolidated affiliate	$ 78,150	$ 0
Minimum
Equity Method Investment, Ownership Percentage			7.15%
Maximum
Equity Method Investment, Ownership Percentage			30.00%
Ananda Investments, LLC
Business Acquisition, Percentage of Voting Interests Acquired							40.00%
Gain on sale of investment in unconsolidated affiliate	78,150
Book value of the investment at the time of the transfer	$ 31,780
TAG SW1, LLC
Equity Method Investment, Ownership Percentage				15.00%
Equity contribution amount				$ 97,500
Logic Real Estate Companies, LLC
Equity Method Investment, Ownership Percentage					30.00%
Equity contribution amount					$ 195,000
DFH Leyden, LLC
Equity Method Investment, Ownership Percentage						8.33%
Equity contribution amount						$ 377,732